Annual Total Returns- Mid-Cap 1.5x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Mid-Cap 1.5x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.66%)	23.54%	49.06%	10.87%	(6.37%)	28.14%	21.71%	(20.05%)	35.25%	9.05%